LOSS ON DISPOSAL OF A SUBSIDIARY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
LOSS ON DISPOSAL OF A SUBSIDIARY

8. Loss on disposal of a subsidiary

In June, 2021, ZDSE sold 100% equity interest in Shenzhen Zhengxinhui Education Technology Co., Ltd.(“Zhengxinhui”) to Xuyao (a unrelated third party), for a cash consideration of US$310. As of the disposal date, Zhengxinhui had net assets $42,656. The disposal loss recognized by the Group was US$42,346 and was recorded in the consolidated statements of operations for the six months ended June 30, 2021.

Financial position of Zhengxinhui	June 28, 2021, date of disposal
Current assets	$3
Non Current assets	$42,653
Net Assets	$42,656
Cash Consideration	$310
Loss on disposal	$42,346